Other reserves - Schedule of Capital Redemption Reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Shares cancelled under share buyback programme (see below)	£ 2,011	£ 1,993	£ 2,013
Capital redemption reserve
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
At 1 January	5,370	4,932	4,479
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities	12	0	0
Shares cancelled under share buyback programme (see below)	369	438	453
At 31 December	£ 5,751	£ 5,370	£ 4,932